Long-Term-Debt - Summary Of Partnerships Outstanding Debt Repayable- Additional Information (Details) - Partnership's Loan Agreements - SOFR	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Minimum
Long-Term Debt
Spread on variable rate		1.75%
Maximum
Long-Term Debt
Spread on variable rate		2.40%
Average
Long-Term Debt
Spread on variable rate	2.26%